Goodwill and Other Intangible Assets (Other Intangible Assets Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired during the year	$ 1,200,000
Finite-Lived Intangible Assets, Gross	50,900,000	61,900,000
Finite-Lived Intangible Assets, Net	20,500,000	26,300,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	49,600,000	48,100,000
Capitalized Computer Software, Gross	972,000,000	640,300,000
Capitalized Computer Software, Net	550,100,000	346,000,000
Capitalized Computer Software, Development Stage Costs	140,500,000
Finite-Lived Intangible Assets, Except Capitalized Internal-Use Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	8 years
Acquired Finite-lived Intangible Asset, Residual Value	0
Amortization expense	5,600,000	7,500,000	8,100,000
Amortization expense for 2014	3,800,000
Amortization expense for 2015	3,300,000
Amortization expense for 2016	2,500,000
Amortization expense for 2017	2,200,000
Amortization expense for 2018	2,000,000
Amortization expense thereafter	6,700,000
Capitalized Internal Use Software [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	0
Amortization expense	138,600,000	99,200,000	69,600,000
Amortization expense for 2014	139,300,000
Amortization expense for 2015	120,000,000
Amortization expense for 2016	93,400,000
Amortization expense for 2017	44,500,000
Amortization expense for 2018	37,700,000
Amortization expense thereafter	$ 115,200,000
Capitalized Internal Use Software, Except Significant System Conversions [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	3 years
Minimum [Member] | Capitalized Internal Use Software, Significant System Conversions [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	8 years
Maximum [Member] | Capitalized Internal Use Software, Significant System Conversions [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	10 years